CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Warrants	Accumulated deficit	Total
Balance at beginning of period at Dec. 31, 2014		$ 240	$ 65,461	$ 1,528	$ (42,218)	$ 25,011
Share-based compensation to employees and service providers					1,364	1,364
Issuance of ordinary shares, net of expenses		103	54,581			54,684
Exercise of warrants and options into ordinary shares	[1]		108			108
Warrants expiration			471	(471)
Comprehensive loss					(21,090)	(21,090)
Balance at end of period at Dec. 31, 2015		343	120,621	1,057	(61,944)	60,077
Share-based compensation to employees and service providers					1,679	1,679
Issuance of ordinary shares, net of expenses		96	29,956			30,052
Warrants expiration		2	261			263
Comprehensive loss					(29,370)	(29,370)
Balance at end of period at Dec. 31, 2016		441	150,838	1,057	(89,635)	62,701
Share-based compensation to employees and service providers					2,235	2,235
Issuance of ordinary shares, net of expenses		119	22,097			22,216
Exercise of warrants and options into ordinary shares		15	3,442			3,457
Warrants expiration			1,057	$ (1,057)
Comprehensive loss					(45,544)	(45,544)
Balance at end of period at Dec. 31, 2017		$ 575	$ 177,434		$ (132,944)	$ 45,065

[1]	Represents amounts of less than $1 thousand.